Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,000
Previously Paid Amount	0.00
Total Fee Amount	19.61
Total Offset Amount	0.00
Net Fee	19.61
Narrative - Max Aggregate Offering Price	$ 142,000
Final Prospectus	true